Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023